Statements of Changes in Shareholders’ Deficit - USD ($)	Class A Ordinary Shares	Class B Ordinary Shares	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Aug. 12, 2020
Balance (in Shares) at Aug. 12, 2020
Issuance of Class B ordinary shares to Sponsor		$ 288	24,712		25,000
Issuance of Class B ordinary shares to Sponsor (in Shares)		2,875,000
Sale of 11,500,000 Units, net of underwriting discounts and offering costs			(4,324,669)	(2,425,776)	(6,750,445)
Sale of 430,000 Private Placement Shares	$ 43		4,299,957		4,300,000
Sale of 430,000 Private Placement Shares (in Shares)	430,000
Net loss				(90,838)	(90,838)
Balance at Dec. 31, 2020	$ 43	$ 288		(2,516,614)	(2,516,283)
Balance (in Shares) at Dec. 31, 2020	430,000	2,875,000
Net loss				(4,542,654)	(4,542,654)
Balance at Dec. 31, 2021	$ 43	$ 288		$ (7,059,268)	$ (7,058,937)
Balance (in Shares) at Dec. 31, 2021	430,000	2,875,000